Document and Entity Information	Jan. 27, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001501585
Document Type	8-K/A
Document Period End Date	Jan. 27, 2022
Entity Registrant Name	HUNTINGTON INGALLS INDUSTRIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34910
Entity Tax Identification Number	90-0607005
Entity Address, Address Line One	4101 Washington Avenue
Entity Address, City or Town	Newport News
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23607
City Area Code	(757)
Local Phone Number	380-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	HII
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 31, 2022, Huntington Ingalls Industries, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) disclosing that the Company’s board of directors (the “Board”) had elected Christopher D. Kastner to become (i) President and Chief Executive Officer of the Company and (ii) a member of the Board, both effective as of March 1, 2022. At the time of his election, Mr. Kastner’s base salary, target restricted performance stock rights (“RPSRs”) under the Company’s 2012 Long-Term Incentive Stock Plan (“LTIP”) and target cash bonus amount under the Company’s Annual Incentive Plan (“AIP”) for his new position would be determined later. This Current Report on Form 8-K/A amends the Initial Form 8-K to include the compensation information required by Item 5.02(c)(3) and should be read in conjunction with the Initial Form 8-K.